Significant accounting policies (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Liability
Derivative liability	$ 241,715
Level 1
Liability
Derivative liability
Level 2
Liability
Derivative liability
Level 3
Liability
Derivative liability	$ 4,402,306	$ 121,000